Information by segment (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Segment Disclosure for Company's Consolidated Operations	Selected information of the condensed consolidated statements of operations by geographic operating segment for the nine-month period ended as of September 30, 2019 and 2018 is as follows:

2019	Mexico and Central America (1)		South America (2)		Consolidated
Total revenues	Ps.	81,996	Ps.	60,508	Ps.	142,504
Intercompany revenues		4,194		12		4,206
Gross profit		39,335		25,139		64,474
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		9,535		4,975		14,510
Depreciation and amortization		4,436		3,056		7,492
Non-cash items other than depreciation and amortization (3)		845		348		1,193
Equity in earnings (loss) of associated companies and joint ventures		(156)		61		(95)
Total assets		150,026		112,674		262,700
Investments in associate companies and joint ventures		7,002		3,585		10,587
Total liabilities		(99,208)		(33,791)		(132,999)
Capital expenditures, net (4)		3,698		2,983		6,681

2018	Mexico and Central America (1)		South America (2)		Consolidated
Total revenues	Ps.	74,738	Ps.	55,839	Ps.	130,577
Intercompany revenues		4,194		(42)		4,152
Gross profit		35,930		24,220		60,150
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		6,659		5,593		12,252
Depreciation and amortization		4,087		2,798		6,885
Non-cash items other than depreciation and amortization (3)		813		108		921
Equity in earnings (loss) of associated companies and joint ventures		(206)		45		(161)
Total assets		147,748		116,039		263,787
Investments in associate companies and joint ventures		6,789		3,729		10,518
Total liabilities		96,525		35,512		132,037
Capital expenditures, net (4)		4,420		2,700		7,120

(1)
Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 68,750 and Ps. 63,430 during the nine-month period ended September 30, 2019 and 2018, respectively. Domestic (Mexico only) total assets were Ps. 134,802 and Ps. 130,865 as of September 30, 2019 and December 31, 2018, respectively. Domestic (Mexico only) total liabilities were Ps. 111,991 and Ps. 92,340 as of September 30, 2019 and December 31, 2018, respectively.

(2)
South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 39,090 and Ps. 43,586 during the nine-month period ended September 30, 2019 and 2018, respectively. Brazilian total assets were Ps. 80,657 and Ps. 86,007 as of September 30, 2019 and December 31, 2018, respectively. Brazilian total liabilities Ps. 24,252 and Ps. 26,851 as of September 30, 2019 and December 31, 2018, respectively. South America revenues also include Colombian revenues of Ps. 9,888 and Ps. 10,790 during the nine-month period ended September 30, 2019 and 2018, respectively. Colombian total assets were Ps. 18,536 and Ps. 17,626 as of September 30, 2019 and December 31, 2018, respectively. Colombian total liabilities were PS. 4,264 and Ps. 4,061 as of September 30, 2019 and December 31, 2018, respectively. South America revenues also include Argentine revenues Ps. 5,172 and Ps. 4,619 during the nine-month period ended September 30, 2019 and 2018, respectively. Argentine total assets were Ps. 4,274 and Ps. 6,021 as of September 30, 2019 and December 31, 2018, respectively. Argentine total liabilities were Ps. 1,519 and Ps. 2,059 as of September 30, 2019 and December 31, 2018, respectively. South America revenues also include Uruguay revenues Ps. 2,415 during the nine-month period ended September 30, 2019. Uruguay total assets were Ps. 5,935 and Ps. 6,385 as of September 30, 2019 and December 31, 2018, respectively. Uruguay total liabilities were Ps. 2,387 and Ps. 2,541 as of September 30, 2019 and December 31, 2018, respectively.

(3)	Includes foreign exchange loss, net; gain on monetary position, net; and market value (gain) loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.